Reconciliation of Financial Statements to Form 5500 (Details) - EBP 003 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total net assets per Form 5500, Schedule H	$ 1,589,076	$ 1,779,890
Deemed distributions of notes receivable from participants	70	6
Net Assets Available for Benefits Per Financial Statements	1,589,146	$ 1,779,896
Change in net assets per Form 5500, Schedule H	(190,814)
Change in deemed distributions of notes receivable from participants	64
Changes in Net Assets Available for Benefits Per Financial Statements	$ (190,750)